UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund:  Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Core Bond Enhanced Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1 – Schedule of Investments

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities	Par (000)	Value

	American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11	$1,795	$1,784,019
	Bank of America Credit Card Trust Series 2008-A9 Class A9, 4.07%, 7/16/12	1,210	1,209,961
	Capital Auto Receivables Asset Trust Series 2004A Class A2B, 1.051%, 12/15/10 (a)	1,038	1,029,271
	Chase Issuance Trust Series 2007-A17 Class A, 5.12%, 10/15/14	1,665	1,675,355
	Chase Issuance Trust Series 2008-A9 Class A9, 4.26%, 5/15/13	1,340	1,335,157
	Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10	1,328	1,338,158
	Honda Auto Receivables Owner Trust Series 2008-1 Class A2, 3.77%, 9/20/10	1,905	1,913,085
	Nissan Auto Receivables Owner Trust Series 2009-A Class A2, 2.94%, 7/15/11	1,260	1,251,359
	Option One Mortgage Loan Trust Series 2007-5 Class 2A1, 0.528%, 5/25/37 (a)	846	723,734
	SLM Student Loan Trust Series 2005-4 Class A2, 1.172%, 4/26/21 (a)	570	550,909
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (a)	2,500	2,444,830
	SLM Student Loan Trust Series 2008-5 Class A3, 2.392%, 1/25/18 (a)	630	615,315
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (a)	1,700	1,606,812
	USAA Auto Owner Trust Series 2005-4 Class A4, 4.89%, 8/15/12	1,599	1,614,340
	Wachovia Auto Owner Trust Series 2005-B Class A5, 4.93%, 11/20/12	2,013	2,009,195
	Whole Auto Loan Trust Series 2004-1 Class A4, 3.26%, 3/15/11	178	177,622

	Total Asset-Backed Securities - 10.0%		21,279,122

Industry	Corporate Bonds

Aerospace & Defense - 0.1%	Northrop Grumman Corp., 7.125%, 2/15/11	301	321,175

Air Freight & Logistics - 0.5%	United Parcel Service, Inc., 3.875%, 4/01/14	825	827,019
	United Parcel Service, Inc., 6.20%, 1/15/38	225	228,931

			1,055,950

Automobiles - 0.2%	DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	141	135,147
	DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13	217	196,614

			331,761

Beverages - 0.4%	Cocoa-Cola Enterprises, Inc., 3.75%, 3/01/12	745	760,251

Capital Markets - 1.5%	The Bear Stearns Cos., Inc., 1.507%, 7/19/10 (a)	330	325,171
	Goldman Sachs Capital II, 5.793% (a)(b)	392	163,206
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13	316	295,079

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	Lehman Brothers Holdings, Inc., 7.875%, 8/15/10 (c)	$125	$15,937
	Lehman Brothers Holdings, Inc., 4.519%, 9/15/22 (c)	400	48,000
	Lehman Brothers Holdings, Inc. Series I, 5.25%, 2/06/12 (c)	435	55,462
	Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27 (c)	210	26,775
	Morgan Stanley, 1.399%, 1/09/12 (a)	345	276,891
	Morgan Stanley Series F, 5.55%, 4/27/17	980	872,046
	UBS AG Series DPNT, 5.875%, 12/20/17	1,295	1,113,818

			3,192,385

Commercial Banks - 2.9%	BSCH Issuance Ltd., 7.625%, 11/03/09	763	755,867
	Bank One Corp., 5.90%, 11/15/11	152	148,978
	Corporacion Andina de Fomento, 6.875%, 3/15/12	273	268,980
	Eksportfinans A/S, 5.50%, 5/25/16	700	749,339
	HSBC Bank USA NA, 4.625%, 4/01/14	355	332,733
	Korea Development Bank, 4.75%, 7/20/09	510	508,340
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	2,050	2,072,409
	M&T Bank Corp., 2.708%, 4/01/13 (a)(d)	250	210,619
	Royal Bank of Scotland Group Plc, 6.99% (a)(b)(d)	295	129,800
	Wachovia Bank NA, 6.60%, 1/15/38	255	201,668
	Wachovia Corp., 5.30%, 10/15/11	310	306,025
	Wachovia Corp., 5.50%, 5/01/13	585	539,401

			6,224,159

Communications Equipment - 0.5%	Cisco Systems, Inc., 4.95%, 2/15/19	1,087	1,069,461

Computers & Peripherals - 0.4%	International Business Machines Corp., 5.70%, 9/14/17	525	543,833
	International Business Machines Corp., 7.625%, 10/15/18	345	395,782

			939,615

Consumer Finance - 0.6%	CitiFinancial Credit Co., 10%, 5/15/09	75	75,232
	FIA Card Services NA, 4.625%, 8/03/09	400	396,121
	SLM Corp., 1.232%, 7/27/09 (a)	745	717,785

			1,189,138

Diversified Financial Services - 4.5%	Bank of America Corp., 6.60%, 5/15/10	58	52,581
	Bank of America Corp., 4.75%, 8/01/15	435	363,249
	Bank of America Corp., 7.80%, 9/15/16	280	179,834
	Bank of America Corp., 6%, 9/01/17	295	251,095
	Bank of America Corp., 5.75%, 12/01/17	325	272,930
	Citigroup, Inc., 6.50%, 1/18/11	62	59,276
	Citigroup, Inc., 6%, 2/21/12	102	93,098
	General Electric Capital Corp., 6.15%, 8/07/37	140	103,533
	General Electric Capital Corp., 6.375%, 11/15/67 (a)	640	310,772
	General Electric Capital Corp. Series A, 4.875%, 10/21/10	306	304,175
	General Electric Capital Corp. Series A, 5%, 12/01/10	4,262	4,229,285
	JPMorgan Chase & Co., 4.50%, 11/15/10	253	251,576
	JPMorgan Chase & Co, 1.65%, 2/23/11	2,150	2,159,013
	JPMorgan Chase & Co., 6.625%, 3/15/12	329	321,347
	JPMorgan Chase Bank NA, 6%, 7/05/17 (e)	660	631,386

			9,583,150

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

Diversified Telecommunication Services - 0.3%	AT&T, Inc., 5.50%, 2/01/18	$160	$154,713
	AT&T, Inc., 6.30%, 1/15/38	110	96,592
	GTE Corp., 6.94%, 4/15/28	132	118,198
	Telecom Italia Capital SA, 5.25%, 10/01/15	244	205,730

			575,233

Electric Utilities - 0.6%	Commonwealth Edison Co., 6.95%, 7/15/18	141	131,964
	Florida Power & Light Co., 5.95%, 2/01/38	540	545,918
	Florida Power Corp., 6.40%, 6/15/38	225	235,072
	PacifiCorp., 6.25%, 10/15/37	330	333,514

			1,246,468

Energy Equipment & Services - 0.2%	Halliburton Co., 6.15%, 9/15/19	530	538,547

Food Products - 0.4%	Kraft Foods, Inc., 6.50%, 8/11/17	775	798,047

Health Care Providers & Services - 0.1%	WellPoint, Inc., 5.95%, 12/15/34	151	123,453

Insurance - 0.8%	MetLife, Inc., 6.125%, 12/01/11	75	74,341
	MetLife, Inc., 5%, 11/24/13	231	218,317
	MetLife, Inc., 5.70%, 6/15/35	102	70,464
	Metropolitan Life Global Funding I, 5.125%, 4/10/13 (d)	1,265	1,155,313
	Monumental Global Funding II, 4.375%, 7/30/09 (d)	253	252,110
	SunAmerica, Inc., 5.60%, 7/31/97	75	35,105

			1,805,650

Media - 1.9%	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	520	556,103
	Comcast Cable Communications LLC, 8.875%, 5/01/17	231	250,455
	Comcast Corp., 5.85%, 1/15/10	237	240,611
	Comcast Corp., 6.50%, 1/15/17	151	149,477
	Comcast Corp., 7.05%, 3/15/33	227	210,962
	Comcast Corp., 6.50%, 11/15/35	129	113,941
	Cox Communications, Inc., 8.375%, 3/01/39 (d)	475	445,669
	News America, Inc., 7.25%, 5/18/18	339	315,836
	News America, Inc., 7.28%, 6/30/28	175	145,355
	Time Warner Cable, Inc., 6.20%, 7/01/13	1,525	1,484,569
	Time Warner Cos., Inc., 6.875%, 6/15/18	179	166,185

			4,079,163

Metals & Mining - 0.1%	Inco Ltd., 7.75%, 5/15/12	151	156,944
	Teck Cominco Ltd., 6.125%, 10/01/35	75	36,750

			193,694

Multi-Utilities - 0.1%	Dominion Resources, Inc., 5.70%, 9/17/12	151	153,938

Multiline Retail - 0.8%	Target Corp., 6%, 1/15/18	1,700	1,707,398

Oil, Gas & Consumable Fuels - 2.8%	Anadarko Finance Co. Series B, 6.75%, 5/01/11	197	198,783
	Anadarko Petroleum Corp., 5.95%, 9/15/16	360	310,061
	Anadarko Petroleum Corp., 6.45%, 9/15/36	151	105,544
	BP Capital Markets Plc, 3.125%, 3/10/12	940	943,870
	Canadian Natural Resources Ltd., 6.50%, 2/15/37	245	190,658
	Chevron Corp., 3.45%, 3/03/12	1,150	1,180,414

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds	Par (000)	Value

	ConocoPhillips, 6.50%, 2/01/39	$150	$146,321
	Consolidated Natural Gas Co. Series C, 6.25%, 11/01/11	244	250,935
	EnCana Corp., 4.75%, 10/15/13	306	292,899
	Kern River Funding Corp., 4.893%, 4/30/18 (d)	89	85,178
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	408	352,492
	MidAmerican Energy Holdings Co., 6.50%, 9/15/37	280	258,935
	PTT PCL, 5.875%, 8/03/35 (d)	100	79,247
	Pemex Project Funding Master Trust, 9.125%, 10/13/10	48	51,240
	Shell International Finance B.V., 4%, 3/21/14	1,075	1,090,083
	XTO Energy, Inc., 6.75%, 8/01/37	400	364,046

			5,900,706

Paper & Forest Products - 0.1%	Celulosa Arauco y Constitucion SA, 5.125%, 7/09/13	151	146,473

Pharmaceuticals - 0.8%	Abbott Laboratories, 5.125%, 4/01/19	505	507,893
	Eli Lilly & Co., 3.55%, 3/06/12	450	459,753
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	590	613,835
	Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	83	76,567

			1,658,048

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18	410	427,884

Thrifts & Mortgage Finance - 0.0%	Golden West Financial Corp., 4.75%, 10/01/12	119	110,675

Tobacco - 0.2%	Philip Morris International, Inc., 6.875%, 3/17/14	365	395,033

Wireless Telecommunication Services - 0.3%	Sprint Capital Corp., 6.375%, 5/01/09	204	204,000
	Vodafone Group Plc, 7.75%, 2/15/10	270	280,147
	Vodafone Group Plc, 6.25%, 11/30/32	102	97,509

			581,656

	Total Corporate Bonds - 21.3%		45,109,111

	Foreign Government Obligations

	Export-Import Bank of Korea, 5.125%, 2/14/11	194	190,840
	Export-Import Bank of Korea, 5.125%, 3/16/15	319	280,652
	Inter-American Development Bank, 6.80%, 10/15/25	510	691,465
	Mexico Government International Bond Series A, 6.75%, 9/27/34	245	230,741
	Poland Government International Bond, 5%, 10/19/15	112	105,560

	Total Foreign Government Obligations - 0.7%		1,499,258

	US Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 3/01/39 - 4/15/39 (f)	15,640	15,985,598
	5.00%, 4/15/24 - 4/15/39 (f)	40,484	41,863,391
	5.50%, 1/01/35 - 4/15/39 (f)	14,949	15,535,003
	5.828%, 8/01/36 (a)	2,325	2,404,808
	6.00%, 2/01/13 - 12/01/35	684	716,358
	6.50%, 12/01/25 - 4/15/39 (f)	1,160	1,226,290
	7.00%, 10/01/27 - 4/15/39 (f)	98	104,441
	7.50%, 10/01/27 - 5/01/32	100	108,303
	8.00%, 9/01/15 - 9/01/31	38	41,419

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Government Agency Mortgage-Backed Securities	Par (000)	Value

9.50%, 7/01/17	$15	$17,109
10.00%, 10/01/18 - 5/01/22	8	9,113
10.50%, 12/01/16	2	2,322
Freddie Mac Mortgage Participation Certificates:
4.50%, 2/01/11 - 4/01/39 (f)	10,513	10,771,753
5.00%, 4/15/24 - 4/15/39 (f)	13,215	13,655,328
5.50%, 12/01/16 - 4/15/39 (e)(f)	11,016	11,462,073
5.744%, 4/01/37 (a)	1,701	1,767,115
5.862%, 4/01/37 (a)	2,105	2,188,685
6.00%, 4/01/16 - 10/01/17	1,274	1,341,254
6.50%, 7/01/15 - 8/01/32	217	227,202
7.00%, 1/01/11 - 11/01/32	1,247	1,342,245
7.50%, 7/01/10 - 9/01/32	280	302,315
8.00%, 11/01/24 - 3/01/32	170	185,484
8.50%, 5/01/28 - 8/01/30	15	15,972
9.00%, 9/01/14	4	4,323
9.50%, 2/01/19	19	21,128
10.00%, 3/01/10 - 9/01/17	4	4,576
10.50%, 4/01/16	6	6,921
11.00%, 9/01/16	5	5,637
11.50%, 8/01/15	1	1,126
12.50%, 2/01/14	6	6,492
Ginnie Mae MBS Certificates:
4.50%, 9/15/35 - 5/15/39 (f)	15,111	15,435,547
5.00%, 4/15/35 - 5/15/36	4,184	4,351,904
5.50%, 5/15/39 (f)	2,700	2,802,092
6.00%, 4/20/26 - 6/15/35	3,582	3,759,309
6.50%, 2/15/14 - 11/15/34	873	926,107
7.00%, 4/15/13 - 10/15/31	500	537,009
7.50%, 3/15/24 - 3/15/32	174	187,986
8.00%, 12/15/22 - 6/15/31	109	117,595
8.50%, 11/15/17 - 3/15/31	41	44,610
9.00%, 4/15/18 - 11/15/24	26	28,432

Total US Government Agency Mortgage-Backed Securities - 70.5%		149,514,375

US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

Fannie Mae Trust Series 2005-118 Class MC, 6%, 1/25/32	1,285	1,321,912
Fannie Mae Trust Series 2007-81 Class IS, 5.911%, 8/25/37 (a)(g)	3,577	300,578
Freddie Mac Multiclass Certificates Series 2870 Class AH, 5%, 12/15/23	473	476,693
Freddie Mac Multiclass Certificates Series 3294 Class NA, 5.50%, 7/15/27	1,378	1,403,771

Total US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 1.7%		3,502,954

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Illinois - 0.2%	Illinois State, General Obligation, 5.10%, 6/01/33	$457	$399,395

Texas- 0.2%	Dallas, Texas, General Obligation, Series C, 5.25%, 2/15/24 (h)	529	529,206

	Total Municipal Bonds - 0.4%		928,601

	Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 2.6%	Bear Stearns Adjustable Rate Mortgage Trust Series 2007-4 Class 22A1, 5.993%, 6/25/47 (a)	2,844	1,468,739
	Countrywide Alternative Loan Trust Series 2006-01A0 Class 1A1, 2.593%, 8/25/46 (a)	2	832
	Countrywide Alternative Loan Trust Series 2006-0A21 Class A1, 0.637%, 3/20/47 (a)	712	257,909
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.638%, 4/25/46 (a)	331	117,944
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-16 Class A1, 6.50%, 10/25/37	855	472,963
	Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 3A1, 6%, 10/25/21	421	238,502
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-0A1 Class A1, 0.638%, 2/25/47 (a)	325	117,742
	GSR Mortgage Loan Trust Series 2006-0A1 Class 2A1, 0.628%, 8/25/46 (a)	772	400,926
	Harborview Mortgage Loan Trust Series 2005-8 Class 1A2A, 0.777%, 9/19/35 (a)	77	31,145
	JPMorgan Mortgage Trust Series 2006-S2 Class 2A2, 5.875%, 7/25/36	190	138,065
	JPMorgan Mortgage Trust Series 2007-S1 Class 1A2, 5.50%, 3/25/22	139	103,085
	Residential Accredit Loans, Inc. Series 2006-QA9 Class A1, 0.618%, 11/25/36 (a)	2,046	612,738
	WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A, 2.403%, 5/25/47 (a)	367	138,784
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.264%, 6/25/47 (a)	325	114,164
	Zuni Mortgage Loan Trust Series 2006-0A1 Class A1, 0.568%, 8/25/36 (a)	1,271	1,209,918

			5,423,456

Commercial Mortgage-Backed Securities - 11.6%	Bank of America Commercial Mortgage, Inc. Series 2002-PB2 Class A3, 6.085%, 6/11/35	452	452,624
	Bank of America Commercial Mortgage, Inc. Series 2005-4 Class A5A, 4.933%, 7/10/45	1,161	870,793
	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8 Class AJ, 4.75%, 6/11/41	829	360,680
	CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class C, 6.73%, 12/18/35	918	868,138

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency Mortgage-Backed Securities	Par (000)	Value

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4, 5.322%, 12/11/49	$210	$139,724
Citigroup Series 2007-CD4 Class A2B, 5.205%, 12/11/49	1,670	1,338,998
First Union NB-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2, 6.136%, 3/15/33	1,163	1,156,057
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A2, 4.353%, 6/10/48	1,401	1,352,820
GS Mortgage Securities Corp. II Series 2004-GG2 Class A5, 5.279%, 8/10/38 (a)	993	808,128
GS Mortgage Securities Corp. II Series 2005-GG4 Class A4, 4.761%, 7/10/39	1,127	878,481
GS Mortgage Securities Corp. II Series 2007-GG10 Class A2, 5.778%, 8/10/45 (a)	1,050	885,555
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class A3, 6.465%, 11/15/35	1,290	1,288,493
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB3 Class B, 6.678%, 11/15/35	1,108	1,100,304
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class B, 6.446%, 3/15/33	1,557	1,498,594
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4 Class AM, 4.999%, 10/15/42 (a)	935	464,866
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.065%, 4/15/45 (a)	1,399	1,055,413
LB-UBS Commercial Mortgage Trust Series 2005-C2 Class A2, 4.821%, 4/15/30	1,988	1,823,644
LB-UBS Commercial Mortgage Trust Series 2008-C1 Class A2, 6.149%, 4/15/41 (a)	380	281,467
Morgan Stanley Capital I Series 2003-IQ4 Class A2, 4.07%, 5/15/40	993	862,134
Morgan Stanley Capital I Series 2005-T19 Class A2, 4.725%, 6/12/47	1,286	1,202,588
Morgan Stanley Capital I Series 2007-HQ13 Class A1, 5.357%, 12/15/44	2,057	1,994,154
Morgan Stanley Capital I Series 2007-IQ15 Class A4, 5.881%, 6/11/49 (a)	1,890	1,360,399
Morgan Stanley Capital I Series 2007-IQ16 Class A4, 5.809%, 12/12/49	135	93,933
Morgan Stanley Capital I Series 2007-T27 Class A4, 5.804%, 6/13/42 (a)	1,490	1,123,306
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4, 5.308%, 11/15/48	1,960	1,301,541

		24,562,834

Total Non-Government Agency Mortgage-Backed Securities - 14.2%		29,986,290

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Obligations	Par (000)	Value

	Fannie Mae, 1.75%, 3/23/11	$1,695	$1,705,907
	Fannie Mae, 2%, 1/09/12	2,315	2,338,335
	Fannie Mae, 5.25%, 8/01/12	1,145	1,198,804
	Fannie Mae, 2.875%, 12/11/13	2,125	2,172,241
	Fannie Mae, 5.125%, 1/02/14	1,835	1,896,491
	Fannie Mae, 2.75%, 2/05/14	2,000	2,029,366
	Fannie Mae, 2.75%, 3/13/14	4,100	4,148,942
	Federal Home Loan Banks, 5.53%, 11/03/14	1,995	2,061,124
	Federal Home Loan Banks, 5.625%, 6/11/21 (i)	2,440	2,737,277
	Federal Home Loan Bank of Chicago, 5.625%, 6/13/16	1,135	1,108,030
	Freddie Mac, 2.125%, 3/23/12	1,750	1,763,262
	Private Export Funding Corp., 3.55%, 4/15/13	2,500	2,600,445
	Tennessee Valley Authority Series E, 6.25%, 12/15/17	710	832,278
	U.S. Treasury Bonds, 8.125%, 8/15/19	550	797,500
	U.S. Treasury Bonds, 8.50%, 2/15/20	2,410	3,598,431
	U.S. Treasury Bonds, 8.75%, 8/15/20	2,825	4,309,891
	U.S. Treasury Notes, 1.875%, 2/28/14	20	20,219
	U.S. Treasury Notes, 2.75%, 2/15/19	4,705	4,730,736
	U.S. Treasury Notes, 4.375%, 2/15/38	270	306,703
	U.S. Treasury Notes, 4.50%, 5/15/38	685	799,738

	Total US Government Obligations - 19.4%		41,155,720

Industry	Capital Trusts

Capital Markets - 0.2%	Credit Suisse Guernsey Ltd., 5.86% (a)(b)	947	350,955
	Lehman Brothers Holdings Capital Trust VII, 5.857% (b)(c)	85	9

			350,964

Diversified Financial Services - 0.1%	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	400	264,908

Insurance - 0.2%	American International Group, Inc., 8.175%, 5/15/58 (a)(d)	218	18,574
	Chubb Corp., 6.375%, 3/29/67 (a)	266	151,835
	Progressive Corp., 6.70%, 6/15/37 (a)	450	202,427

			372,836

	Total Capital Trusts - 0.5%		988,708

	Total Long-Term Investments (Cost - $302,822,541) - 138.7%		293,964,139

	Short-Term Securities

US Government Obligations - 2.8%	Federal Home Loan Bank Discount Notes, 0.094%, 5/01/09	5,900	5,899,508

	Total Short-Term Securities (Cost - $5,899,508) - 2.8%		5,899,508

	Total Investments Before TBA Sale Commitments (Cost - $308,722,049*) - 141.5%		299,863,647

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

TBA Sale Commitments	Par (000)	Value

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 3/01/39 - 4/15/39	$(11,300)	$(11,547,187)
5.00%, 4/15/24 - 4/15/39	(31,400)	(32,434,875)
5.50%, 1/01/35 - 4/15/39	(14,900)	(15,463,399)
6.00%, 2/01/13 - 12/01/35	(500)	(522,187)
6.50%, 12/01/25 - 4/15/39	(1,100)	(1,158,438)
7.00%, 10/01/27 - 4/15/39	(98)	(104,441)
Freddie Mac Mortgage Participation Certificates:
4.50%, 2/01/11 - 4/01/39	(5,900)	(6,021,687)
5.00%, 4/15/24 - 4/15/39	(12,900)	(13,303,125)
5.50%, 12/01/16 - 4/15/39	(7,400)	(7,677,500)
Ginnie Mae MBS Certificates:
4.50%, 9/15/35 - 5/15/39	(6,800)	(6,955,122)
5.00%, 4/15/35 - 5/15/36	(2,200)	(2,281,125)
6.00%, 4/20/26 - 6/15/35	(3,000)	(3,134,064)
6.50%, 2/15/14 - 11/15/34	(800)	(839,250)

Total TBA Sale Commitments (Proceeds - $100,496,299) - (47.9)%		(101,442,400)

Total Investments, Net of TBA Sale Commitments (Cost - $208,225,750) - 93.6%		198,421,247
Other Assets Less Liabilities - 6.4%		13,550,111

Net Assets - 100.0%		$211,971,358

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$309,217,700

Gross unrealized appreciation	$4,904,328
Gross unrealized depreciation	(14,258,381)

Net unrealized depreciation	$(9,354,053)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security is perpetual in nature and has no stated maturity date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security have been pledged as collateral in connection with swaps.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

(f)	Represents or includes a “to-be-announced” transaction. The Series has committed to purchasing securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America NA	$4,294,217	$45,055
Barclays Capital Plc	$(2,038,000)	$(22,068)
Citigroup NA	$(6,337,091)	$(91,199)
Credit Suisse International	$(24,848,631)	$(397,916)
Deutsche Bank AG	$(2,923,313)	$(35,557)
Goldman Sachs Bank USA	$(3,065,625)	$(27,548)
JPMorgan Chase Bank	$2,967,125	$26,125
UBS AG	$8,583,750	$79,625

(g)	Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(i)	All or a portion of security have been pledged as collateral in connection with open financial futures contracts.

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of March 31, 2009 were as follows:

•	Contracts	Issue	Expiration Date	Face Value	Unrealized Appreciation

	7	2-Year U.S. Treasury Bond	June 2009	$1,521,526	$3,708
	94	5-Year U.S. Treasury Bond	June 2009	$10,998,238	165,731
	99	30-Year U.S. Treasury Bond	June 2009	$12,468,393	372,215

	Total				$541,654

	Financial futures contracts sold as of March 31, 2009 were as follows:

•	Contracts	Issue	Expiration Date	Face Value	Unrealized Depreciation

	83	10-Year U.S. Treasury Bond	June 2009	$10,204,954	$(93,530)
	16	Euro Dollar Future	June 2010	$3,931,154	(10,646)

	Total				$(104,176)

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Schedule of Investments March 31, 2009 (Unaudited)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

Fixed Rate		Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

2.898%	(a)	3-month LIBOR	Deutsche Bank AG	September 2010	$20,200	$(474,187)
4.87%	(a)	3-month LIBOR	UBS AG	September 2012	$43,000	4,382,293
2.57%	(a)	3-month LIBOR	Citibank NA	March 2014	$4,600	(77,221)
2.5313%	(a)	3-month LIBOR	Citibank NA	March 2014	$4,200	(62,825)
2.6275%	(a)	3-month LIBOR	Deutsche Bank AG	March 2014	$9,000	(176,147)
5.762%	(a)	3-month LIBOR	Deutsche Bank AG	July 2014	$2,200	(503,488)

Total						$3,088,425

(a) Series pays floating interest rate and receives fixed rate.

•

The Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to the Series’ most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	—	—	$541,654	$(104,176)
Level 2	$299,863,647	$(101,442,400)	4,382,293	(1,293,868)
Level 3	—	—	—	—

Total	$299,863,647	$(101,442,400)	$4,923,947	$(1,398,044)

**     Other financial instruments are swaps and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Core Bond Enhanced Index Series of Quantitative Master Series LLC

Date: May 20, 2009